Cover	12 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-239859) (the “Registration Statement”) of Clean Energy Technologies, Inc. (“CETY” or the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on October 13, 2021, is being filed to (i) include the information contained in CETY’s Annual Report on Form 10-K for the year ended December 31, 2021, which was filed with the SEC on April 15, 2022 and (ii) update certain other information in the Registration Statement to reflect current business operations
Entity Registrant Name	CLEAN ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001329606
Entity Tax Identification Number	20-2675800
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2990 Redhill Ave
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	(949)
Local Phone Number	273-4990
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	May 06, 2021
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Clean Energy Technologies
Entity Address, Address Line Two	Inc.
Entity Address, Address Line Three	2990 Redhill Ave
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626